Net finance income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance income
Interest income	¥ 123,969	¥ 118,672	¥ 145,225	¥ 66,344
Finance income	123,969	118,672	145,225	66,344
Finance costs
Interest on loans and borrowings	(90)	(1,292)	(226)	(405)
Interest on lease liabilities	(25,112)	(91,623)	(34,396)	(32,991)
Finance costs	(25,202)	(92,915)	(34,622)	(33,396)
Net finance income	¥ 98,767	¥ 25,757	¥ 110,603	¥ 32,948